UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.08%
Amusement, Gambling, and Recreation Industries - 0.83%
Walt Disney Co.	$25,000	1,364,750
Beverage and Tobacco Product Manufacturing - 2.98%
Coca Cola Co.	42,000	1,626,240
PepsiCo, Inc.	21,000	1,591,170
Philip Morris International, Inc.	18,000	1,651,500
		4,868,910
Broadcasting (except Internet) - 1.63%
CBS Corp.	35,000	1,518,650
Comcast Corp.	29,000	1,153,910
		2,672,560
Chemical Manufacturing - 8.17%
Abbott Laboratories	37,500	1,267,125
AbbVie, Inc.	32,000	1,181,440
Air Products & Chemicals, Inc.	16,500	1,424,610
Bristol-Myers Squibb Co.	40,000	1,478,800
Dow Chemical Co.	40,000	1,268,800
EI du Pont de Nemours & Co.	20,000	958,000
Eli Lilly & Co.	26,000	1,421,160
Johnson & Johnson	18,500	1,408,035
Merck & Co., Inc.	37,000	1,581,010
Pfizer, Inc.	50,000	1,368,500
		13,357,480
Computer and Electronic Product Manufacturing - 13.55%
Activision Blizzard, Inc.	60,000	858,000
Agilent Technologies, Inc.	38,000	1,576,240
Apple, Inc.	3,600	1,589,040
Broadcom Corp.	45,000	1,534,950
Cisco Systems, Inc.	65,000	1,355,250
EMC Corp. (a)	65,000	1,495,650
Hewlett-Packard Co.	70,000	1,409,800
Intel Corp.	67,000	1,396,950
International Business Machines Corp.	7,000	1,405,810
Motorola Solutions, Inc.	20,000	1,244,200
NetApp, Inc. (a)	43,000	1,454,690
Northrop Grumman Corp.	21,500	1,412,120
Raytheon Co.	29,000	1,582,530
St. Jude Medical, Inc.	25,000	1,025,000
Texas Instruments, Inc.	43,000	1,477,910
Viacom, Inc.	23,000	1,344,580
		22,162,720
Couriers and Messengers - 0.64%
FedEx Corp.	10,000	1,054,300
Credit Intermediation and Related Activities - 6.77%
Bank Of New York Mellon Corp.	47,500	1,289,150
BB&T Corp.	45,000	1,366,200
Fifth Third Bancorp	90,000	1,425,600
JPMorgan Chase & Co.	33,000	1,614,360
PNC Financial Services Group, Inc.	22,000	1,372,580
SunTrust Banks, Inc.	53,500	1,476,065
Wells Fargo & Co.	40,000	1,403,200
Western Union Co.	80,000	1,122,400
		11,069,555
Data Processing, Hosting and Related Services - 0.75%
Automatic Data Processing, Inc.	20,000	1,227,200
Electrical Equipment, Appliance, and Component Manufacturing - 0.23%
Corning, Inc.	30,000	378,300
Food and Beverage Stores - 0.89%
Kroger Co.	50,000	1,460,500
Food Manufacturing - 3.18%
Archer-Daniels-Midland Co.	51,000	1,624,860
ConAgra Foods, Inc.	33,000	1,125,630
General Mills, Inc.	20,000	925,000
Mondelez International, Inc.	55,000	1,520,750
		5,196,240
Food Services and Drinking Places - 0.91%
McDonald's Corp.	15,500	1,486,450
General Merchandise Stores - 0.92%
Target Corp.	24,000	1,511,040
Insurance Carriers and Related Activities - 5.22%
Aetna, Inc.	30,000	1,415,700
Aflac, Inc.	29,500	1,473,525
Hartford Financial Services Group, Inc.	55,000	1,298,550
MetLife, Inc.	40,000	1,417,600
Prudential Financial, Inc.	26,000	1,444,820
UnitedHealth Group, Inc.	28,000	1,496,600
		8,546,795
Leather and Allied Product Manufacturing - 0.93%
NIKE, Inc.	28,000	1,524,880
Machinery Manufacturing - 5.19%
Applied Materials, Inc.	70,000	959,000
Caterpillar, Inc.	15,000	1,385,550
Dover Corp.	21,000	1,540,350
General Electric Co.	70,000	1,625,400
Illinois Tool Works, Inc.	24,000	1,476,000
National Oilwell Varco, Inc.	22,000	1,498,860
		8,485,160
Management of Companies and Enterprises - 0.82%
Goldman Sachs Group, Inc.	9,000	1,347,840
Merchant Wholesalers, Nondurable Goods - 2.44%
Cardinal Health, Inc.	30,000	1,386,300
Monsanto Co.	10,000	1,010,300
Procter & Gamble Co.	21,000	1,599,780
		3,996,380
Mining (except Oil and Gas) - 0.39%
Freeport-McMoRan Copper & Gold, Inc.	20,000	638,400
Miscellaneous Manufacturing - 3.87%
3M Co.	14,000	1,456,000
Baxter International, Inc.	18,000	1,216,800
Medtronic, Inc.	25,000	1,124,000
Stryker Corp.	22,000	1,405,360
Zimmer Holdings, Inc.	15,000	1,124,400
		6,326,560
Miscellaneous Store Retailers - 0.40%
Staples, Inc.	50,000	659,000
Motion Picture and Sound Recording Industries - 0.65%
Time Warner, Inc.	20,000	1,063,400
Oil and Gas Extraction - 4.40%
Anadarko Petroleum Corp.	18,000	1,432,440
Apache Corp.	19,500	1,448,265
Hess Corp.	22,000	1,463,000
Marathon Oil Corp.	42,000	1,407,000
Occidental Petroleum Corp.	17,500	1,440,775
		7,191,480
Other Information Services - 1.50%
Google, Inc. (a)	2,000	1,602,400
Yahoo!, Inc. (a)	40,000	852,400
		2,454,800
Paper Manufacturing - 0.97%
International Paper Co.	36,000	1,584,360
Petroleum and Coal Products Manufacturing - 3.59%
Chevron Corp.	12,000	1,405,800
ConocoPhillips	26,500	1,535,675
Exxon Mobil Corp.	17,500	1,567,125
Valero Energy Corp.	30,000	1,367,700
		5,876,300
Pipeline Transportation - 0.90%
Williams Companies, Inc.	42,500	1,475,175
Professional, Scientific, and Technical Services - 0.88%
Omnicom Group, Inc.	25,000	1,438,250
Publishing Industries (except Internet) - 3.42%
CA, Inc.	60,000	1,469,400
Microsoft Corp.	55,000	1,529,000
Oracle Corp.	45,000	1,541,700
Symantec Corp. (a)	45,000	1,054,800
		5,594,900
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.60%
Charles Schwab Corp.	60,000	974,400
Support Activities for Mining - 0.89%
Halliburton Co.	35,000	1,452,850
Telecommunications - 3.88%
AT&T, Inc.	47,000	1,687,770
CenturyLink, Inc.	43,000	1,490,810
DISH Network Corp.	42,000	1,461,600
Verizon Communications, Inc.	37,000	1,721,610
		6,361,790
Transportation Equipment Manufacturing - 5.22%
Ford Motor Co.	120,000	1,513,200
General Dynamics Corp.	24,000	1,631,280
General Motors Co. (a)	56,000	1,520,400
Johnson Controls, Inc.	30,000	944,100
PACCAR, Inc.	25,000	1,185,750
United Technologies Corp.	30,000	1,747,500
		8,542,230
Utilities - 3.47%
Edison International	27,000	1,296,810
Entergy Corp.	25,000	1,556,500
Exelon Corp.	47,000	1,456,530
PG&E Corp.	32,000	1,364,480
		5,674,320
TOTAL COMMON STOCKS (Cost $134,971,338)		149,019,275

EXCHANGE-TRADED FUNDS - 5.61%
Funds, Trusts, and Other Financial Vehicles - 5.61%
Consumer Staples Slect Sector SPDR Fund	40,000	1,522,800
Financial Select Sector SPDR Fund	435,000	7,651,650
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,216,194)		9,174,450

CONVERTIBLE PREFERRED STOCKS - 0.92%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.92%
AES Trust III	30,000	1,507,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,477,509)		1,507,500

PURCHASED OPTIONS - 0.70%
Put Options - 0.70%
SPDR S&P 500
Expiration: March, 2013, Exercise Price: $151.00	10,000	1,000,000
Expiration: March, 2013, Exercise Price: $150.00	2,000	144,000
Total Put Options		1,144,000
TOTAL PURCHASED OPTIONS (Cost $1,024,916)		1,144,000

Total Investments (Cost $145,689,957) - 98.31%		160,845,225
Other Assets in Excess of Liabilities - 1.69%		2,764,306
TOTAL NET ASSETS - 100.00%		$163,609,531

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$145,689,957
Gross unrealized appreciation - Investments	17,901,751
Gross unrealized depreciation - Investments	(2,746,483)
Net unrealized depreciation	$15,155,268

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National
Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade. Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. On at least a weekly basis, the Advisor shall compare the prices provided by the Pricing
Service against the prices provided by another independent dealer to assure the reasonableness of the prices. If a price provided by a Pricing Service differs from the price provided by the independent dealer by 10% or more or the
Advisor otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Advisor shall price the swap using the average of two prices obtained by independent dealers. In the event the Advisor determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures. Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that August be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The fund determine the gain or loss from investment transactions using the first in – first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$149,019,275	$-	$-	$149,019,275
Exchange-Traded Funds	9,174,450	-	-	9,174,450
Convertible Preferred Stocks	1,507,500	-	-	1,507,500
Total Equity	159,701,225	-	-	159,701,225

Derivative
Purchased Options	1,144,000	-	-	1,144,000
Total Derivative	1,144,000	-	-	1,144,000

Total Investments in Securities	$160,845,225	$-	$-	$160,845,225

1 For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Level 1 and 2 as of February 28, 2013.

The Fund held no Level 3 securities during the period ended February 28, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2013 was as follows:

Derivatives not accounted	Asset		Liability
for as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$1,144,000	Options written, at value	$-
Total		$1,144,000		$-

The effect of derivative instruments on income for the period June 1, 2012 through February 28, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$(18,007,488)	$(2,232,091)	$(20,239,579)
Total	$(18,007,488)	$(2,232,091)	$(20,239,579)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$(134,188)	$(271,855)	$(406,043)
Total	$(134,188)	$(271,855)	$(406,043)

Schooner Global Absolute Return Fund
Schedule of Investments
February 28, 2013 (Unaudited)

As of February 28, 2013, the Fund was 100% invested in cash and therefore had no holdings to report.
The Fund subsequently liquidated after the close of business on March 13, 2013.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows:

As of February 28, 2013, the Fund was 100% invested in cash and therefore had no holdings to report. The Fund subsequently liquidated after the close of business on March 13, 2013. As a result, there is no cost basis to report as of February 28, 2013.

For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National
Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade. Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. On at least a weekly basis, the Advisor shall compare the prices provided by the Pricing
Service against the prices provided by another independent dealer to assure the reasonableness of the prices. If a price provided by a Pricing Service differs from the price provided by the independent dealer by 10% or more or the
Advisor otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Advisor shall price the swap using the average of two prices obtained by independent dealers. In the event the Advisor determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures. Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that August be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The fund determine the gain or loss from investment transactions using the first in – first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

As of February 28, 2013, the Fund was 100% invested in cash and therefore had no holdings to report. The Fund subsequently liquidated after the close of business on March 13, 2013. As a result, there is no fair value to report as of February 28, 2013.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of February 28, 2013.

The Fund held no Level 3 securities during the period ended February 28, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2013 was as follows:

As of February 28, 2013, the Fund was 100% invested in cash and therefore had no holdings to report. As a result, there were no derivative instruments held by the Fund as of February 28, 2013. The Fund subsequently liquidated after the close of business on March 13, 2013.

The effect of derivative instruments on income for the period June 1, 2012 through February 28, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Futures	Total
Equity Contracts	$(93,218)	$(93,218)
Foreign Exchange Contracts	659,227	659,227
Volatility Contracs	(441,937)	(441,937)
Interest Rate Contracts	3,239	3,239
Total	$127,311	$127,311

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Futures	Total
Equity Contracts	$(39,868)	$(39,868)
Foreign Exchange Contracts	(65,446)	(65,446)
Volatility Contracts	(22,961)	(22,961)
Interest Rate Contracts	(8,210)	(8,210)
Total	$(136,485)	$(136,485)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date          April 18, 2013

* Print the name and title of each signing officer under his or her signature.